Right to Use Assets and Leases payable - Summary of Information About Right of Use Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Adoption IFRS 16		R$ 1,363,803
Write-offs	R$ (35,381)	(52,129)
Effect of foreign currency exchange rate variation	12,007	88,796
Right-of-use assets	R$ 2,150,286	R$ 1,980,912
Vehicles [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life	8 years	7 years	6 years
Equipment [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life	13 years	13 years	13 years
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Adoption IFRS 16		R$ 1,731,427
Additions and remeasurement	R$ 523,220	402,864
Write-offs	(34,631)	(50,462)
Transfer		111,822
Effect of foreign currency exchange rate variation	9,107	85,319
Amortization	(328,322)	(300,058)
Right-of-use assets	2,150,286	1,980,912
Right-of-use assets [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Adoption IFRS 16		1,731,427
Additions and remeasurement	523,220	402,864
Write-offs	(86,994)	(57,586)
Transfer		125,890
Effect of foreign currency exchange rate variation	11,568	85,202
Amortization	0	0
Right-of-use assets	2,735,591	2,287,797
Right-of-use assets [member] | Accumulated amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Write-offs	52,363	7,124
Transfer		(14,068)
Effect of foreign currency exchange rate variation	(2,461)	117
Amortization	(328,322)	(300,058)
Right-of-use assets	R$ (585,305)	R$ (306,885)
Right-of-use assets [member] | Real Estate [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life	10 years	7 years
Right-of-use assets [member] | Real Estate [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Adoption IFRS 16		R$ 1,636,330
Additions and remeasurement	R$ 259,244	308,622
Write-offs	(78,529)	(55,605)
Transfer		98,043
Effect of foreign currency exchange rate variation	5,463	80,930
Right-of-use assets	2,254,432
Right-of-use assets [member] | Real Estate [Member] | Accumulated amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Write-offs	46,282	6,682
Effect of foreign currency exchange rate variation	(697)	36
Amortization	(271,130)	(262,750)
Right-of-use assets	R$ (481,975)	(256,430)
Right-of-use assets [member] | Port Area [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life	20 years
Right-of-use assets [member] | Port Area [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions and remeasurement	R$ 200,527	68,007
Right-of-use assets	268,534	68,007
Right-of-use assets [member] | Port Area [Member] | Accumulated amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Amortization	(3,962)
Right-of-use assets	R$ (3,962)	0
Right-of-use assets [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life	4 years
Right-of-use assets [member] | Vehicles [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions and remeasurement	R$ 55,616
Write-offs	(7,893)
Effect of foreign currency exchange rate variation	252
Right-of-use assets	139,843	91,868
Right-of-use assets [member] | Vehicles [member] | Accumulated amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Write-offs	5,509
Effect of foreign currency exchange rate variation	232
Amortization	(41,340)
Right-of-use assets	(63,091)	(27,492)
Right-of-use assets [member] | Equipment [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions and remeasurement	7,833
Write-offs	(572)
Effect of foreign currency exchange rate variation	5,853
Right-of-use assets	44,936	31,822
Right-of-use assets [member] | Equipment [member] | Accumulated amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Write-offs	572
Effect of foreign currency exchange rate variation	(1,996)
Amortization	(10,595)
Right-of-use assets	R$ (19,619)	R$ (7,600)
Right-of-use assets [member] | Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life	6 years
Right-of-use assets [member] | Other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life	20 years	4 years
Right-of-use assets [member] | Other assets [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Adoption IFRS 16		R$ 95,097
Additions and remeasurement		26,235
Write-offs		(1,981)
Transfer		27,847
Effect of foreign currency exchange rate variation		4,272
Right-of-use assets	R$ 27,846	151,470
Right-of-use assets [member] | Other assets [member] | Accumulated amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Write-offs		442
Transfer		(14,068)
Effect of foreign currency exchange rate variation		81
Amortization	(1,295)	(37,308)
Right-of-use assets	R$ (16,658)	R$ (15,363)